Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class Y)
Average Annual Return, Percent			24.58%	10.42%	13.14%
C000009529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]		22.26%	9.26%	12.15%
C000009527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]		18.37%	9.09%	12.33%
C000009531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]		(1.64%)	0.48%	0.62%
C000009533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]		1.50%	0.70%	0.50%
C000009534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class Y)
Average Annual Return, Percent			3.52%	1.68%	1.36%
C000009539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — With sales charge
Average Annual Return, Percent	[7]		8.27%	11.81%	12.54%
C000009541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — With CDSC
Average Annual Return, Percent	[8],[9]		11.78%	12.00%	12.38%
C000009542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class Y)
Average Annual Return, Percent			13.96%	13.16%	13.35%
C000009546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class Y)
Average Annual Return, Percent			23.45%	11.42%	11.73%
C000009545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — With CDSC
Average Annual Return, Percent	[10],[11]		21.14%	10.23%	10.70%
C000009543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — With sales charge
Average Annual Return, Percent	[12]		17.23%	10.01%	10.84%
C000009547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — With sales charge
Average Annual Return, Percent	[13]		2.77%	0.03%	3.48%
C000009549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — With CDSC
Average Annual Return, Percent	[14],[15]		6.08%	0.22%	3.30%
C000009550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class Y)
Average Annual Return, Percent			8.16%	1.26%	4.23%
Without Sales Load [Member] | C000009529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]		23.26%	9.26%	12.15%
Without Sales Load [Member] | C000009527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — Without sales charge
Average Annual Return, Percent			24.28%	10.15%	12.87%
Without Sales Load [Member] | C000009531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — Without sales charge
Average Annual Return, Percent			3.27%	1.46%	1.11%
Without Sales Load [Member] | C000009533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]		2.50%	0.70%	0.50%
Without Sales Load [Member] | C000009539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — Without sales charge
Average Annual Return, Percent			13.67%	12.90%	13.08%
Without Sales Load [Member] | C000009541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — Without CDSC
Average Annual Return, Percent	[8]		12.78%	12.00%	12.38%
Without Sales Load [Member] | C000009545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — Without CDSC
Average Annual Return, Percent	[10]		22.14%	10.23%	10.70%
Without Sales Load [Member] | C000009543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — Without sales charge
Average Annual Return, Percent			23.08%	11.08%	11.38%
Without Sales Load [Member] | C000009547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — Without sales charge
Average Annual Return, Percent			7.89%	1.00%	3.99%
Without Sales Load [Member] | C000009549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — Without CDSC
Average Annual Return, Percent	[14]		7.08%	0.22%	3.30%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent			22.87%	13.00%	15.17%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%	0.08%	1.54%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			22.32%	13.40%	15.50%
Bloomberg U S Government 1 3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-3 Year Bond Index
Average Annual Return, Percent			2.92%	1.91%	1.76%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Financials Index
Average Annual Return, Percent			4.05%	9.85%	13.39%
Bloomberg U S Aggregate Bond C000009546 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%	0.08%	1.54%
Bloomberg U S Aggregate Bond C000009545 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%	0.08%	1.54%
Bloomberg U S Aggregate Bond C000009543 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%	0.08%	1.54%
Wilshire U S Real Estate Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent			14.27%	5.17%	5.81%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).
[7]	Reflects 4.75% front-end sales charge.
[8]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[9]	Includes any applicable contingent deferred sales charge (“CDSC”).
[10]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[11]	Includes any applicable contingent deferred sales charge (“CDSC”).
[12]	Reflects 4.75% front-end sales charge.
[13]	Reflects 4.75% front-end sales charge.
[14]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[15]	Includes any applicable contingent deferred sales charge (“CDSC”).